Segment Reporting (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Underwriting revenues
Gross written premiums	$ 304,432	$ 266,772
Reinsurer’s share of insurance premiums	(97,411)	(80,078)
Net written premiums	207,021	186,694
Net change in unearned premiums	(23,998)	(18,877)
Net premiums earned	183,023	167,817
Underwriting deductions
Net policy acquisition expenses	(34,299)	(29,389)
Net claims and claim adjustment expenses	(66,995)	(89,866)
Net underwriting results	81,729	48,562
General and administrative expenses	(33,338)	(29,284)
Net investment income	4,155	9,330
Share of profit from associates	(24)	258
Impairment loss on insurance receivables	(2,071)	(1,121)
Other revenues	1,150	1,021
Other expenses	(1,258)	(1,438)
Change in fair value of derivative financial liability	3,619	(3,795)
Loss on foreign exchange	(12,700)	(3,175)
Profit (loss) before tax	41,262	20,358
Income tax	5	(1,932)
Profit (loss) for the period	41,267	18,426
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	103,376	101,286
Reinsurer’s share of insurance premiums	(28,117)	(26,847)
Net written premiums	75,259	74,439
Net change in unearned premiums	6,256	8,325
Net premiums earned	81,515	82,764
Underwriting deductions
Net policy acquisition expenses	(16,889)	(13,994)
Net claims and claim adjustment expenses	(27,406)	(46,176)
Net underwriting results	37,220	22,594
General and administrative expenses
Net investment income
Share of profit from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Loss on foreign exchange
Profit (loss) before tax	37,220	22,594
Income tax
Profit (loss) for the period	37,220	22,594
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	180,709	150,930
Reinsurer’s share of insurance premiums	(69,294)	(53,231)
Net written premiums	111,415	97,699
Net change in unearned premiums	(24,354)	(23,932)
Net premiums earned	87,061	73,767
Underwriting deductions
Net policy acquisition expenses	(14,698)	(13,603)
Net claims and claim adjustment expenses	(31,143)	(36,741)
Net underwriting results	41,220	23,423
General and administrative expenses
Net investment income
Share of profit from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Loss on foreign exchange
Profit (loss) before tax	41,220	23,423
Income tax
Profit (loss) for the period	41,220	23,423
Reinsurance [Member]
Underwriting revenues
Gross written premiums	20,347	14,556
Reinsurer’s share of insurance premiums
Net written premiums	20,347	14,556
Net change in unearned premiums	(5,900)	(3,270)
Net premiums earned	14,447	11,286
Underwriting deductions
Net policy acquisition expenses	(2,712)	(1,792)
Net claims and claim adjustment expenses	(8,446)	(6,949)
Net underwriting results	3,289	2,545
General and administrative expenses
Net investment income
Share of profit from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Loss on foreign exchange
Profit (loss) before tax	3,289	2,545
Income tax
Profit (loss) for the period	3,289	2,545
Sub Total [Member]
Underwriting revenues
Gross written premiums	304,432	266,772
Reinsurer’s share of insurance premiums	(97,411)	(80,078)
Net written premiums	207,021	186,694
Net change in unearned premiums	(23,998)	(18,877)
Net premiums earned	183,023	167,817
Underwriting deductions
Net policy acquisition expenses	(34,299)	(29,389)
Net claims and claim adjustment expenses	(66,995)	(89,866)
Net underwriting results	81,729	48,562
General and administrative expenses
Net investment income
Share of profit from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Change in fair value of derivative financial liability
Loss on foreign exchange
Profit (loss) before tax	81,729	48,562
Income tax
Profit (loss) for the period	81,729	48,562
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Reinsurer’s share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(33,338)	(29,284)
Net investment income	4,155	9,330
Share of profit from associates	(24)	258
Impairment loss on insurance receivables	(2,071)	(1,121)
Other revenues	1,150	1,021
Other expenses	(1,258)	(1,438)
Change in fair value of derivative financial liability	3,619	(3,795)
Loss on foreign exchange	(12,700)	(3,175)
Profit (loss) before tax	(40,467)	(28,204)
Income tax	5	(1,932)
Profit (loss) for the period	$ (40,462)	$ (30,136)